Incorporated herein by reference is a supplement to the prospectus of MFS Global Alternative Strategy Fund, a series of MFS Series Trust XV (File No. 811-4253), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 18, 2015 (SEC Accession No. 0000912938-15-000427).